Capital commitments and contingent liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Capital commitments and contingent liabilities.
Commitments to purchase property, plant and equipment	$ 96.9	$ 98.9
Contingent liabilities	$ 12.8	$ 7.7